Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Automotive Portfolio - Select Automotive Portfolio
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	2.79%
Annual Return 2015	0.17%
Annual Return 2016	(5.83%)
Annual Return 2017	23.95%
Annual Return 2018	(13.54%)
Annual Return 2019	28.87%
Annual Return 2020	62.44%
Annual Return 2021	29.03%
Annual Return 2022	(37.43%)
Annual Return 2023	32.53%